Preferred Stock and Warrants - Principal Terms of the Series A Preferred Shares (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 18, 2020	Dec. 31, 2023 USD ($) vote $ / shares	Sep. 18, 2020
Redeemable Preferred Stock And Warrants [Line Items]
Preferred stock, number of votes per share | vote		1
Debt amount that can be incurred in terms of number of times the product of earnings before interest tax depreciation and amortisation		0.010
Catterton investment agreement | LLCA Daylight LP | Penny warrants
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights outstanding term		10 years
Series A Non-convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity dividend rate	10.00%
Temporary equity liquidation preference per share (in dollars per share) | $ / shares		$ 1,000
Series A Non-convertible Preferred Shares | On dividends not delcated
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity compound interest payable on accumulated dividends			10.00%
Series A Non-convertible Preferred Shares | On dividends declared and unpaid
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity compound interest payable on accumulated dividends			10.00%
Series A Non-convertible Preferred Shares | Catterton investment agreement | LLCA Daylight LP
Redeemable Preferred Stock And Warrants [Line Items]
Maximum amount that can be incurred by way of Debt | $		$ 60
Percentage of the total fair value of assets that can be transferred without the consent of the investors of temporary equity		10.00%
Later than years from the issue closing date | Series A Non-convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share		110.00%
After 3 years but not later than 4 years from the issue closing date | Series A Non-convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share		105.00%
After 4 years but not later than 5 years from the issue closing date | Series A Non-convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share		102.50%